Schedule of Major Classes of Inventories (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Raw materials	$ 42	$ 3,081	$ 7,719
Work in progress	10,284	10,696	12,381
Finished goods	8,720	10,922	9,256
Inventory, gross	19,046	24,699	29,356
Less: inventory reserves	(2,239)	(2,289)	(1,099)	$ (48)
Inventory, net	16,807	22,410	28,257
Inventory	3,963	5,753	5,308
Inventory, net of current portion	$ 12,844	$ 16,657	$ 22,949